Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss for the year	$ (30,699)	$ (21,622)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation of property and equipment (note 6)	518	352
Amortization of intangible assets (note 7)	1,029	881
Depreciation of right-of-use assets (note 8)	332	305
Share-based compensation (note 13)	7,205	3,018
Interest and accretion expense (note 15)	67	543
Deferred revenue	(90)	257
Change in fair value of derivative financial instrument	(293)	237
Change in amortized cost of trade and other receivables (note 4)	448
Change in fair value of contingent consideration (note 10)		90
Changes in non-cash working capital balances
Investment tax credits receivable		179
Trade and other receivables	1,996	(4,028)
Prepaid expenses and deposits	(78)	(17)
Inventory	(2,491)	(2,141)
Accounts payable and accrued liabilities	(356)	102
Provisions	(110)	71
Income taxes payable	(13)	1
Foreign exchange on cash	175	1,198
Net cash flow used in operating activities	(22,360)	(20,574)
Investing activities
Purchase of property and equipment	(32)
Purchase of intangible assets	(561)	(350)
Total cash used in investing activities	(593)	(350)
Financing activities
Issuance of common shares		85,523
Transaction costs paid		(6,429)
Payment of other liabilities	(99)	(212)
Payment of long-term debt and interest		(9,317)
Proceeds from share options exercised	595	1,826
Proceeds from warrants exercised	5,838	16,331
Payment of lease liabilities	(386)	(289)
Total cash from financing activities	5,948	87,433
Net change in cash during the year	(17,005)	66,509
Foreign exchange on cash	244	2,604
Cash - Beginning of year	83,913	14,800
Cash - End of year	$ 67,152	$ 83,913